OTHER NON-CURRENT ASSETS - Summary of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
OTHER NON-CURRENT ASSETS
Prepayment for property, equipment and software	¥ 10,282	$ 1,491	¥ 19,968
Long-term deposit	2,430	352	1,619
Others	3,137	455	0
Total other non-current assets	¥ 15,849	$ 2,298	¥ 21,587